Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 510,443,379	$ 391,621,022	$ 876,138,967	$ 787,210,525
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	503,998,572	385,503,218	863,424,929	771,950,113
Products and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,444,807	6,117,804	12,714,038	15,260,412
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	69,636,732	55,802,147	103,697,931	132,478,498
Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	21,823,570	26,419,435	45,599,155	56,291,542
Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	355,093,448	291,801,028	617,481,290	512,119,853
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	63,313,993	17,033,392	108,323,753	85,232,353
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	575,636	565,020	1,036,838	1,088,279
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	127,973,985	105,395,505	223,538,724	215,378,136
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	15,960,775	11,137,015	17,139,815	30,212,192
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	37,872,504	21,858,890	58,211,182	49,607,937
Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	328,636,115	253,229,612	577,249,246	492,012,260
Exploration and Extraction
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	64,693,338	54,168,679	96,658,670	126,017,555
Exploration and Extraction | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	64,687,077	54,167,765	96,646,114	126,009,210
Exploration and Extraction | Products and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,261	914	12,556	8,345
Exploration and Extraction | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	64,687,077	54,137,243	96,646,114	125,943,083
Exploration and Extraction | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	0	30,524	0	66,127
Exploration and Extraction | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,261	912	12,556	8,345
Exploration and Extraction | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	17,225,650	33,473,062	31,836,809	68,257,019
Exploration and Extraction | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	14,198,680	6,428,814	15,097,358	19,940,653
Exploration and Extraction | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	33,262,747	14,235,367	49,711,947	37,745,410
Exploration and Extraction | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,261	31,436	12,556	74,473
Industrial Processes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	189,682,004	131,358,583	322,408,002	256,780,816
Industrial Processes | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	189,639,743	131,358,583	322,336,958	256,780,816
Industrial Processes | Products and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	42,261	0	71,044	0
Industrial Processes | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	189,639,743	128,519,798	322,336,958	253,921,010
Industrial Processes | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	0	2,807,996	0	2,807,997
Industrial Processes | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	42,261	30,789	71,044	51,809
Industrial Processes | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	189,682,004	131,358,583	322,408,002	256,780,816
Energy Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	16,669,541	20,134,911	33,570,106	43,018,236
Energy Transformation | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	10,780,435	14,414,739	21,872,969	28,532,307
Energy Transformation | Products and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	5,889,106	5,720,172	11,697,137	14,485,929
Energy Transformation | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	14,686,722	15,710,337	29,812,309	36,695,864
Energy Transformation | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,962,882	(1,895,724)	3,737,860	0
Energy Transformation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	0	6,318,011		6,318,656
Energy Transformation | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	19,937	2,287	19,937	3,716
Energy Transformation | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	16,669,541	20,134,911	33,570,106	43,018,236
DPRLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	70,106,547	44,627,707	119,122,133	86,773,298
DPRLP | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	70,106,547	44,627,707	119,122,133	86,773,298
DPRLP | Products and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	0	0	0	0
DPRLP | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,654,685		1,654,685
DPRLP | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,318,884	1,300,856	2,511,488	2,742,313
DPRLP | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	14,411,408	13,151,069	23,442,813	21,602,602
DPRLP | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	52,721,570	30,175,782	91,513,147	62,428,383
DPRLP | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	0	0	0	0
DPRLP | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	70,106,547	44,627,707	119,122,133	86,773,298
Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	159,346,653	132,040,983	288,560,993	260,684,957
Trading Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	158,971,307	131,646,696	287,959,699	259,927,115
Trading Companies | Products and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	375,346	394,287	601,294	757,842
Trading Companies | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	3,294,970	1,664,904	5,397,132	6,535,415
Trading Companies | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	5,817,964	9,377,718	13,275,358	16,787,238
Trading Companies | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	149,079,415	152,025,885	267,963,659	236,596,241
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	778,959	(31,421,810)	1,323,550	8,221
Trading Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	375,345	394,286	601,294	757,842
Trading Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	39,023,348	27,294,927	70,217,416	59,265,775
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,356,165	4,651,432	1,631,194	10,150,977
Trading Companies | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	4,609,757	7,623,523	8,499,235	11,862,527
Trading Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	114,357,383	92,471,101	208,213,148	179,405,678
Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	9,945,296	9,290,159	15,819,063	13,935,663
Other Operating Subsidiary Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	9,813,463	9,287,728	15,487,056	13,927,367
Other Operating Subsidiary Companies | Products and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	131,833	2,431	332,007	8,296
Other Operating Subsidiary Companies | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	0	0	0	0
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	9,813,464	9,153,413	15,487,056	13,669,096
Other Operating Subsidiary Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	131,832	136,746	332,007	266,567
Other Operating Subsidiary Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,618,440	(191)	2,362,366	1,082,044
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	405,930	56,769	411,263	120,562
Other Operating Subsidiary Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 7,920,926	$ 9,233,581	$ 13,045,434	$ 12,733,057